INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2014
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2014, June 30, 2013 and December 31, 2013, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2014	June 30, 2013	December 31, 2013
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	—	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	—	100.00%	100.00%
SFL Hercules Ltd ("SFL Hercules")	100.00%	100.00%	100.00%
SFL Linus Ltd ("SFL Linus")	100.00%	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	206,247	—	—	33,298	74,020	45,939	52,990
Non-current assets	1,821,527	—	—	442,708	411,647	414,065	553,107
Total assets	2,027,774	—	—	476,006	485,667	460,004	606,097
Current liabilities	215,193	—	—	38,583	85,065	37,282	54,263
Non-current liabilities	1,771,619	—	—	432,169	372,421	415,000	552,029
Total Liabilities	1,986,812	—	—	470,752	457,486	452,282	606,292
Total stockholders’ equity	40,962	—	—	5,254	28,181	7,722	(195)

	As of December 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	205,916	9,780	9,857	34,412	94,981	56,886	—
Non-current assets	1,516,033	—	—	458,558	432,755	429,720	195,000
Total assets	1,721,949	9,780	9,857	492,970	527,736	486,606	195,000
Current liabilities	159,847	3,523	3,646	38,337	85,240	29,101	—
Non-current liabilities	1,521,115	—	—	451,384	418,554	453,860	197,317
Total Liabilities	1,680,962	3,523	3,646	489,721	503,794	482,961	197,317
Total stockholders’ equity	40,987	6,257	6,211	3,249	23,942	3,645	(2,317)
Summarized statement of operations information of the Company’s equity method investees is as follows:

	Six months ended June 30, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	52,653	1,171	2,492	11,151	12,936	12,686	12,217
Net operating revenues	49,601	232	431	11,136	12,924	12,672	12,206
Net income/ (loss)	14,019	232	431	2,005	4,239	4,077	3,035

	Six months ended June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,339	9,858	9,883	12,168	31,804	626	—
Net operating revenues	46,803	1,112	1,112	12,150	31,804	625	—
Net income	15,530	1,112	1,112	1,163	12,381	(238)	—

	Year ended December 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	122,792	19,490	19,624	23,701	46,145	13,832	—
Net operating revenues	88,121	2,261	2,262	23,681	46,109	13,808	—
Net income	28,200	2,261	2,261	2,324	17,747	3,645	(38)